Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note 12
Equity
Retained earnings at December 31, 2023 and 2022, included $34,359 and $33,570, respectively, for the company’s share of undistributed earnings of equity affiliates.
At December 31, 2023, about 101 million shares of Chevron’s common stock remained available for issuance from the 104 million shares that were reserved for issuance under the 2022 Chevron Long-Term Incentive Plan. In addition, 578,044 shares remain available for issuance from the 1,600,000 shares of the company’s common stock that were reserved for awards under the Chevron Corporation
Non-Employee
Directors’ Equity Compensation and Deferral Plan.